OTHER ASSETS - Schedule of Leased Equipment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total operating lease assets	£ 10,660	£ 11,577
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total operating lease assets	4,816	4,196
Operating lease assets | Electric vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total operating lease assets	1,610	728
Operating lease assets | Internal combustion engine vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total operating lease assets	2,042	2,531
Operating lease assets | Hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total operating lease assets	1,159	928
Operating lease assets | Other
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total operating lease assets	£ 5	£ 9